UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Absolute Return 500 Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (26.2%)(a)
			Shares	Value

Basic materials (0.8%)

Airgas, Inc.			171	$15,275

AP Thailand PCL NVDR (Thailand)			67,200	9,998

Bemis Co., Inc.			320	12,662

China Lesso Group Holdings, Ltd. (China)			39,000	31,528

Hyosung Corp. (South Korea)			347	33,180

Koza Altin Isletmeleri AS (Turkey)			1,991	14,464

Mondi PLC (South Africa)			159	3,337

PTT Global Chemical PCL (Thailand)			24,500	36,283

Sherwin-Williams Co. (The)			94	20,941

Soulbrain Co., Ltd. (South Korea)			366	13,322

WestRock Co.			1,455	74,845

				265,835
Capital goods (1.7%)

Allison Transmission Holdings, Inc.			1,306	34,857

Avery Dennison Corp.			622	35,187

Boeing Co. (The)			529	69,273

Cleanaway Co., Ltd. (Taiwan)			3,000	13,418

Deere & Co.			1,220	90,280

General Dynamics Corp.			790	108,981

Orbital ATK, Inc.			252	18,111

S&T Motiv Co., Ltd. (South Korea)			236	13,159

Staples, Inc.			6,711	78,720

TransDigm Group, Inc.(NON)			161	34,198

Waste Management, Inc.			1,417	70,581

				566,765
Communication services (1.0%)

AT&T, Inc.			1,521	49,554

China Mobile, Ltd. (China)			7,500	89,513

Chunghwa Telecom Co., Ltd. (Taiwan)			3,000	9,011

Globe Telecom, Inc. (Philippines)			565	28,510

Mobile Telesystems OJSC ADR (Russia)			1,366	9,863

SBA Communications Corp. Class A(NON)			42	4,399

Verizon Communications, Inc.			2,807	122,125

				312,975
Conglomerates (0.1%)

Sistema JSFC GDR (Russia)			5,230	36,072

				36,072
Consumer cyclicals (3.1%)

ANTA Sports Products, Ltd. (China)			8,000	20,830

Automatic Data Processing, Inc.			1,449	116,442

Barloworld, Ltd. (South Africa)			1,906	10,392

Belle International Holdings, Ltd. (China)			25,000	21,833

Carter's, Inc.			175	15,862

CJ E&M Corp. (South Korea)(NON)			255	19,752

Clorox Co. (The)			222	25,648

CVC Brasil Operadora e Agencia de Viagens SA (Brazil)			1,900	6,614

Cyfrowy Polsat SA (Poland)(NON)			1,984	12,207

Discovery Communications, Inc. Class C(NON)			736	17,877

Dollar General Corp.			998	72,295

FactSet Research Systems, Inc.			101	16,141

Gartner, Inc.(NON)			223	18,716

Harley-Davidson, Inc.			110	6,039

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			900	2,035

Lear Corp.			55	5,983

Lewis Group, Ltd. (South Africa)			2,389	10,704

LF Corp. (South Korea)			350	9,661

Liberty Media Corp.(NON)			93	3,205

Macy's, Inc.			1,201	61,635

Morningstar, Inc.			45	3,612

NagaCorp, Ltd. (Cambodia)			18,000	10,831

NIKE, Inc. Class B			1,122	137,972

Omnicom Group, Inc.			1,293	85,209

PayPal Holdings, Inc.(NON)			398	12,354

Rollins, Inc.			345	9,270

Scripps Networks Interactive Class A			922	45,353

Target Corp.			1,498	117,833

Thomson Reuters Corp. (Canada)			611	24,599

Thor Industries, Inc.			266	13,779

Tongaat Hulett, Ltd. (South Africa)			1,047	8,158

Top Glove Corp. Bhd (Malaysia)			14,300	26,309

Vantiv, Inc. Class A(NON)			423	19,001

Wal-Mart Stores, Inc.			640	41,498

				1,029,649
Consumer staples (3.0%)

Altria Group, Inc.			2,478	134,803

AMBEV SA ADR (Brazil)			1,779	8,717

Amorepacific Group (South Korea)			264	36,521

Arca Continental SAB de CV (Mexico)			3,798	21,388

Bunge, Ltd.			409	29,980

Colgate-Palmolive Co.			1,302	82,625

ConAgra Foods, Inc.			986	39,943

Dunkin' Brands Group, Inc.			1,149	56,301

Grape King Bio, Ltd. (Taiwan)			6,000	30,036

Gruma SAB de CV Class B (Mexico)			2,908	39,995

JBS SA (Brazil)			9,299	39,406

Kraft Heinz Co. (The)			1,480	104,458

Kroger Co. (The)			2,949	106,370

KT&G Corp. (South Korea)			503	47,424

LG Household & Health Care, Ltd. (South Korea)			64	46,232

McDonald's Corp.			1,176	115,871

New Oriental Education & Technology Group, Inc. ADR (China)(NON)			663	13,399

Pinnacle Foods, Inc.			914	38,278

Sao Martinho SA (Brazil)			598	5,913

				997,660
Energy (1.5%)

Bangchak Petroleum PCL (The) (Thailand)			26,200	24,724

Columbia Pipeline Group, Inc.			1,953	35,720

Exxon Mobil Corp.			2,693	200,225

Occidental Petroleum Corp.			1,746	115,498

Schlumberger, Ltd.			511	35,244

Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)			32,500	12,521

Tatneft PAO ADR (Russia)			1,237	34,684

Thai Oil PCL (Thailand)			14,500	21,074

Tupras Turkiye Petrol Rafinerileri AS (Turkey)(NON)			790	19,351

				499,041
Financials (5.5%)

Allied World Assurance Co. Holdings AG			637	24,314

American Capital Agency Corp.(R)			3,391	63,412

American Financial Group, Inc.			225	15,505

Annaly Capital Management, Inc.(R)			7,614	75,150

Apple Hospitality REIT, Inc.(R)			470	8,728

Aspen Insurance Holdings, Ltd.			278	12,919

Assurant, Inc.			522	41,243

Banco Bradesco SA ADR (Brazil)			6,373	34,159

Bank of Chongqing Co., Ltd. (China)			17,000	11,780

Bank Tabungan Negara Persero Tbk PT (Indonesia)			119,200	8,121

Berkshire Hathaway, Inc. Class B(NON)			972	126,749

BS Financial Group, Inc. (South Korea)			1,572	18,242

Capital One Financial Corp.			1,448	105,009

CBOE Holdings, Inc.			410	27,503

Chimera Investment Corp.(R)			1,297	17,341

China Cinda Asset Management Co., Ltd. (China)			92,000	32,087

China Construction Bank Corp. (China)			8,000	5,359

China Merchants Bank Co., Ltd. (China)			19,000	46,295

Chongqing Rural Commercial Bank Co., Ltd. (China)			57,000	32,417

CITIC, Ltd. (China)			13,000	23,792

Citizens Financial Group, Inc.			546	13,028

CTBC Financial Holding Co., Ltd. (Taiwan)			76,000	39,203

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			42,978	35,649

Dubai Islamic Bank PJSC (United Arab Emirates)			7,682	14,081

Endurance Specialty Holdings, Ltd.			185	11,291

Everest Re Group, Ltd.			115	19,934

First Niagara Financial Group, Inc.			1,762	17,990

Fubon Financial Holding Co., Ltd. (Taiwan)			7,000	10,934

HCP, Inc.(R)			1,191	44,365

Itau Unibanco Holding SA ADR (Preference) (Brazil)			6,596	43,666

JB Financial Group Co., Ltd. (South Korea)			2,248	11,513

Krungthai Card PCL (Thailand)			4,900	12,657

Liberty Holdings, Ltd. (South Africa)			3,340	30,470

MFA Financial, Inc.(R)			1,706	11,618

MMI Holdings, Ltd. (South Africa)			16,614	28,575

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			33,704	41,099

Nedbank Group, Ltd. (South Africa)			2,179	34,587

New York Community Bancorp, Inc.			2,458	44,391

People's Insurance Co Group of China, Ltd. (China)			71,000	34,791

PNC Financial Services Group, Inc.			1,055	94,106

Porto Seguro SA (Brazil)			699	5,307

ProAssurance Corp.			174	8,538

Rayonier, Inc.(R)			932	20,569

RenaissanceRe Holdings, Ltd.			125	13,290

RMB Holdings, Ltd. (South Africa)			2,077	9,899

Sberbank of Russia ADR (Russia)			712	3,523

Shin Kong Financial Holding Co., Ltd. (Taiwan)			157,165	37,428

SLM Corp.(NON)			2,977	22,030

Starwood Property Trust, Inc.(R)			1,440	29,549

Taishin Financial Holding Co., Ltd. (Taiwan)			94,000	33,335

TFS Financial Corp.			252	4,347

Turkiye Sinai Kalkinma Bankasi AS (Turkey)			15,369	7,164

Two Harbors Investment Corp.(R)			350	3,087

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)			1,000	11,542

Validus Holdings, Ltd.			381	17,172

Wells Fargo & Co.			3,312	170,071

XL Group PLC			1,978	71,841

				1,792,765
Health care (3.0%)

AmerisourceBergen Corp.			1,049	99,645

Bio-Rad Laboratories, Inc.(NON)			63	8,462

C.R. Bard, Inc.			333	62,041

Cardinal Health, Inc.			338	25,965

DaVita HealthCare Partners, Inc.(NON)			705	50,993

Eli Lilly & Co.			1,551	129,803

Hologic, Inc.(NON)			2,572	100,643

Johnson & Johnson			1,894	176,805

Mednax, Inc.(NON)			259	19,889

Merck & Co., Inc.			2,558	126,340

Pfizer, Inc.			4,871	152,998

Richter Gedeon Nyrt (Hungary)			2,310	36,735

				990,319
Technology (4.5%)

Accenture PLC Class A			428	42,055

Amdocs, Ltd.			499	28,383

Analog Devices, Inc.			352	19,856

Apple, Inc.			999	110,190

Black Knight Financial Services, Inc. Class A(NON)			216	7,031

Cisco Systems, Inc.			5,329	139,886

Computer Sciences Corp.			469	28,787

DST Systems, Inc.			437	45,946

eBay, Inc.(NON)			4,051	99,006

EMC Corp.			4,466	107,899

Fidelity National Information Services, Inc.			413	27,704

Fiserv, Inc.(NON)			522	45,210

Genpact, Ltd.(NON)			479	11,309

Gentex Corp.			968	15,004

Innolux Corp. (Taiwan)			106,000	33,260

Intuit, Inc.			739	65,586

L-3 Communications Holdings, Inc.			653	68,252

Leidos Holdings, Inc.			277	11,443

Maxim Integrated Products, Inc.			2,819	94,155

Microsoft Corp.			409	18,102

Motorola Solutions, Inc.			54	3,693

NetApp, Inc.			1,021	30,222

NetEase, Inc. ADR (China)			281	33,754

Paychex, Inc.			1,739	82,829

Pegatron Corp. (Taiwan)			16,000	39,404

Samsung Electronics Co., Ltd. (South Korea)			92	88,476

Shanda Games, Ltd. ADR (China)(NON)			1,026	6,874

Shin Zu Shing Co., Ltd. (Taiwan)			3,000	9,048

Silicon Works Co., Ltd. (South Korea)			183	5,052

SK Hynix, Inc. (South Korea)			1,559	44,552

Synopsys, Inc.(NON)			477	22,028

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			1,686	34,985

Tencent Holdings, Ltd. (China)			1,800	30,273

WNS Holdings, Ltd. ADR (India)(NON)			898	25,099

				1,475,353
Transportation (0.8%)

Bangkok Expressway PCL (Thailand)			9,700	9,688

China Airlines, Ltd. (Taiwan)(NON)			95,000	32,532

China Southern Airlines Co., Ltd. (China)			12,000	8,821

Expeditors International of Washington, Inc.			165	7,763

OHL Mexico SAB de CV (Mexico)(NON)			6,497	8,378

TAV Havalimanlari Holding AS (Turkey)			893	7,015

Turk Hava Yollari AO (Turkey)(NON)			12,359	32,583

United Parcel Service, Inc. Class B			1,227	121,093

Yangzijiang Shipbuilding Holdings, Ltd. (China)			47,600	38,064

				265,937
Utilities and power (1.2%)

American Electric Power Co., Inc.			324	18,423

American Water Works Co., Inc.			313	17,240

Entergy Corp.			1,089	70,894

Hawaiian Electric Industries, Inc.			258	7,402

Huadian Power International Corp., Ltd. (China)			42,000	32,987

Huaneng Power International, Inc. (China)			36,000	39,062

Korea Electric Power Corp. (South Korea)			1,125	46,314

Southern Co. (The)			2,600	116,220

Tenaga Nasional Bhd (Malaysia)			11,600	31,779

				380,321

Total common stocks (cost $9,034,252)				$8,612,692

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.8%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (18.8%)

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, November 1, 2045			$2,000,000	$2,078,750
3 1/2s, TBA, October 1, 2045			2,000,000	2,085,938
3s, TBA, November 1, 2045			1,000,000	1,009,531
3s, TBA, October 1, 2045			1,000,000	1,013,281

				6,187,500

Total U.S. government and agency mortgage obligations (cost $6,160,625)				$6,187,500

U.S. TREASURY OBLIGATIONS (0.8%)(a)
			Principal amount	Value

U.S. Treasury Notes
1.000%, August 31, 2016(i)			$142,000	$142,933
1.000%, August 31, 2016(i)			113,000	112,956

Total U.S. treasury Obligations (cost $255,889)				$255,889

MORTGAGE-BACKED SECURITIES (9.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (4.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 314, Class AS, IO, 5.683s, 2043			$107,762	$25,725
Ser. 4462, Class KI, IO, 4s, 2045			147,633	27,076
Ser. 4193, Class PI, IO, 4s, 2043			73,356	11,880
Ser. 4013, Class AI, IO, 4s, 2039			111,886	13,411
Ser. 304, Class C53, IO, 4s, 2032			114,189	18,815
Ser. 303, Class C19, IO, 3 1/2s, 2043			79,356	15,600
Ser. 4121, Class AI, IO, 3 1/2s, 2042			239,334	50,160
Ser. 4097, Class PI, IO, 3 1/2s, 2040			174,339	21,035
Ser. 4134, Class PI, IO, 3s, 2042			272,190	35,006
Ser. 4206, Class IP, IO, 3s, 2041			122,293	14,832
Ser. 4433, Class DI, IO, 3s, 2032			107,686	11,540
Ser. 304, Class C45, IO, 3s, 2027			85,223	8,900

Federal National Mortgage Association
IFB Ser. 13-128, Class CS, IO, 5.706s, 2043			96,165	24,240
IFB Ser. 13-101, Class SE, IO, 5.706s, 2043			99,034	25,891
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.194s, 2025			15,000	14,865
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			41,242	5,021
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.194s, 2025			22,000	20,959
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.194s, 2025			16,000	15,291
Ser. 418, Class C24, IO, 4s, 2043			123,865	25,474
Ser. 12-118, Class PI, IO, 4s, 2042			143,105	26,452
Ser. 13-11, Class IP, IO, 4s, 2042			138,681	24,218
Ser. 12-62, Class MI, IO, 4s, 2041			111,414	16,201
Ser. 418, Class C15, IO, 3 1/2s, 2043			113,132	22,580
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			83,008	9,639
Ser. 14-76, IO, 3 1/2s, 2039			230,079	31,749
Ser. 12-151, Class PI, IO, 3s, 2043			77,787	9,980
Ser. 13-35, Class PI, IO, 3s, 2042			351,708	34,921
Ser. 13-31, Class NI, IO, 3s, 2041			102,889	9,234
Ser. 13-7, Class EI, IO, 3s, 2040			109,981	17,270
Ser. 13-55, Class MI, IO, 3s, 2032			92,315	10,994

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039			108,944	22,384
IFB Ser. 13-129, Class SN, IO, 5.934s, 2043			57,123	10,561
IFB Ser. 13-129, Class CS, IO, 5.934s, 2042			149,164	22,319
Ser. 14-182, Class KI, IO, 5s, 2044			151,278	30,771
Ser. 14-133, Class IP, IO, 5s, 2044			182,776	38,816
Ser. 14-163, Class NI, IO, 5s, 2044			89,085	18,384
Ser. 14-25, Class QI, IO, 5s, 2044			86,176	18,133
Ser. 11-116, Class IB, IO, 5s, 2040			35,412	1,779
Ser. 10-20, Class UI, IO, 5s, 2040			87,907	15,867
Ser. 10-9, Class UI, IO, 5s, 2040			126,791	24,046
Ser. 09-121, Class UI, IO, 5s, 2039			93,328	18,387
Ser. 14-3, Class IP, IO, 4 1/2s, 2043			76,465	14,041
Ser. 13-20, Class QI, IO, 4 1/2s, 2042			121,875	22,976
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			35,423	6,057
Ser. 15-99, Class LI, IO, 4s, 2045			158,383	22,647
Ser. 15-53, Class MI, IO, 4s, 2045			103,879	23,964
Ser. 14-149, Class IP, IO, 4s, 2044			186,874	32,478
Ser. 13-24, Class PI, IO, 4s, 2042			79,992	13,421
Ser. 12-41, Class IP, IO, 4s, 2041			101,583	17,521
Ser. 14-133, Class AI, IO, 4s, 2036			205,706	27,951
Ser. 15-52, Class IK, IO, 3 1/2s, 2045			116,870	23,576
Ser. 15-20, Class PI, IO, 3 1/2s, 2045			221,687	36,619
Ser. 15-24, Class IA, IO, 3 1/2s, 2045			104,871	19,454
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			80,960	7,682
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			73,630	9,240
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			69,674	8,156
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			66,636	5,333
Ser. 13-157, Class IA, 3 1/2s, 2040			162,105	21,688
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			88,299	5,578
Ser. 13-79, Class XI, IO, 3 1/2s, 2039			102,693	14,125
Ser. 15-124, Class NI, IO, 3 1/2s, 2039			278,000	38,573
Ser. 15-96, Class NI, IO, 3 1/2s, 2039			105,953	14,208
Ser. 15-82, Class GI, IO, 3 1/2s, 2038			224,272	27,256
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			175,000	28,656
Ser. 15-H20, Class CI, IO, 2.251s, 2065			187,589	22,921
FRB Ser. 15-H16, Class XI, IO, 2.228s, 2065			116,630	14,579
Ser. BOA-H72, Class HI, IO, 2.015s, 2045(FWC)			514,000	44,821
Ser. 15-H15, Class JI, IO, 1.932s, 2065			292,014	36,677
Ser. 15-H19, Class NI, IO, 1.9s, 2065			229,169	28,944
Ser. 15-H18, IO, 1.824s, 2065			119,091	12,263
Ser. 15-H10, Class CI, IO, 1.803s, 2065			181,433	21,715
Ser. 15-H09, Class BI, IO, 1.699s, 2065			281,949	28,928
Ser. 15-H10, Class EI, IO, 1.635s, 2065			167,198	12,908
Ser. BOA-F74, Class BI, IO, 1.556s, 2045(FWC)			505,000	35,754

				1,521,116
Commercial mortgage-backed securities (2.4%)

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-PW16, Class AJ, 5.895s, 2040			25,000	25,465

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.603s, 2039			25,000	24,944

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 5.973s, 2049			25,000	24,940

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037			25,000	24,970

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042			25,000	24,998
FRB Ser. 05-GG3, Class D, 4.986s, 2042			50,000	50,039

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.678s, 2048			25,000	23,688

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.464s, 2044			76,000	76,190

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 1.057s, 2041			57,373	1,334

GS Mortgage Securities Trust 144A FRB Ser. 13-GC16, Class D, 5.493s, 2046			18,000	17,415

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.714s, 2046			16,000	14,566

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			10,000	10,247
FRB Ser. 06-LDP7, Class B, 6.1s, 2045			20,000	10,969
FRB Ser. 05-LDP3, Class D, 5.515s, 2042			15,000	14,969
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			20,000	20,300

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.379s, 2051			20,000	19,101
Ser. 13-C13, Class E, 3.986s, 2046			12,000	9,897

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502s, 2039			23,000	22,830
FRB Ser. 06-C6, Class C, 5.482s, 2039			20,000	19,000

Merrill Lynch Mortgage Trust
FRB Ser. 05-LC1, Class D, 5.607s, 2044			25,000	24,797
FRB Ser. 05-CIP1, Class C, 5.561s, 2038			25,000	22,942
Ser. 04-KEY2, Class D, 5.046s, 2039			25,000	24,822

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			25,000	24,798
FRB Ser. 06-4, Class XC, IO, 0.8s, 2049			806,173	2,402

UBS-Barclays Commercial Mortgage Trust 144A Ser. 13-C6, Class E, 3 1/2s, 2046			38,000	30,706

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C23, Class F, 5.765s, 2045			11,000	10,994

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class E, 4.936s, 2045			100,000	91,100

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5s, 2044			30,000	28,452
Ser. 12-C7, Class F, 4 1/2s, 2045			100,000	91,760
Ser. 13-C12, Class E, 3 1/2s, 2048			15,000	12,028

				800,663
Residential mortgage-backed securities (non-agency) (2.3%)

Banc of America Funding Trust FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			33,441	32,103

BCAP, LLC Trust 144A FRB Ser. 10-RR7, Class 1610, 0.883s, 2047			48,509	29,042

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, 3.119s, 2034			34,347	33,276
FRB Ser. 04-6, Class M2, 1.919s, 2034			22,536	19,832

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-HE5, Class M3, 1.274s, 2035			25,000	20,500
FRB Ser. 07-HE5, Class 1A4, 0.494s, 2047			100,000	72,000

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.549s, 2035			8,686	7,092
FRB Ser. 05-27, Class 1A6, 1.014s, 2035			32,747	25,543
FRB Ser. 05-38, Class A3, 0.544s, 2035			17,505	15,110
FRB Ser. 05-59, Class 1A1, 0.526s, 2035			18,325	14,654
FRB Ser. 06-OC2, Class 2A3, 0.484s, 2036			17,094	15,299
FRB Ser. 06-OC8, Class 2A2A, 0.314s, 2036			8,542	8,227

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.247s, 2035(F)			18,391	16,867
FRB Ser. 05-16, Class MV2, 0.674s, 2036			35,000	26,425

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 11-2R, Class 2A9, 2.694s, 2036			25,000	22,891

CSMC Trust 144A FRB Ser. 11-6R, Class 3A7, 2.858s, 2036			25,000	13,879

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 1.169s, 2035			58,000	44,660

GSAA Home Equity Trust FRB Ser. 05-9, Class M3, 0.724s, 2035			50,000	35,319

IndyMac INDX Mortgage Loan Trust FRB Ser. 07-FLX2, Class A1C, 0.384s, 2037			25,147	18,106

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 05-HE6, Class M2, 0.614s, 2035			50,000	40,368

Morgan Stanley Resecuritization Trust 144A FRB Ser. 15-R7, Class 2B, 2.573s, 2035(F)			25,000	12,625

MortgageIT Trust FRB Ser. 41761, Class 1M1, 0.634s, 2035			42,233	38,432

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.404s, 2047			165,000	95,288

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, 0.654s, 2044			39,586	35,778
FRB Ser. 05-AR9, Class A1B, 0.574s, 2045			39,544	35,978

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 3.459s, 2036			20,975	20,142

				749,436

Total mortgage-backed securities (cost $3,095,108)				$3,071,215

COMMODITY LINKED NOTES (5.4%)(a)(CLN)
			Principal amount	Value

Citigroup, Inc. sr. notes Ser. G, 1-month USD LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0 Index multiplied by 3)			$670,000	$660,392

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2016 (Indexed to the DB Commodity Backwardation Alpha 22 USD Total Return Index multiplied by 3) (United Kingdom)			92,000	87,897

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the S&P GSCI Commodity Index multiplied by 3) (United Kingdom)			457,000	411,986

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			78,000	76,507

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			306,000	319,620

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			202,000	211,290

Total commodity Linked Notes (cost $1,805,000)				$1,767,692

INVESTMENT COMPANIES (4.7%)(a)
			Shares	Value

Consumer Staples Select Sector SPDR Fund			4,568	$215,564

Consumer Discretionary Select Sector SPDR Fund			5,841	433,753

Health Care Select Sector SPDR Fund			3,097	205,114

Industrial Select Sector SPDR Fund			4,174	208,241

SPDR S&P 500 ETF Trust			1,288	246,819

Utility Select Sector SPDR Fund			5,144	222,684

Total investment companies (cost $1,533,817)				$1,532,175

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$10,000	$10,075

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			16,000	16,464

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			175,000	176,313

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			100,000	97,000

Venezuela (Bolivarian Republic of) unsec. bonds 5 3/4s, 2016 (Venezuela)			125,000	106,250

Total foreign government and agency bonds and notes (cost $403,512)				$406,102

WARRANTS (0.8%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	$0.00	2,985	$38,686

Ceat, Ltd. 144A (India)	8/15/16	0.00	465	9,081

Hindustan Zinc. Ltd. 144A (India)	10/27/17	0.00	13,152	28,011

Indian Oil Corp., Ltd. 144A (India)	8/25/17	0.00	6,212	38,063

Infosys, Ltd. 144A (India)	10/10/16	0.00	1,649	29,190

Midea Group Co., Ltd. 144A (China)	4/16/16	0.00	3,200	12,700

Power Finance Corp., Ltd. 144A (India)	3/9/18	0.00	9,384	32,895

Rural Electrification Corp., Ltd. 144A (India)	3/6/17	0.00	9,849	41,120

Tata Chemicals, Ltd. 144A (India)	7/16/16	0.00	1,847	10,742

YES Bank, Ltd. 144A (India)	8/15/16	0.00	2,113	23,490

Total warrants (cost $297,593)				$263,978

ASSET-BACKED SECURITIES (0.4%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-2, Class A, 1.235s, 2017			$56,000	$56,000
FRB Ser. 15-4, Class A, 1.233s, 2017			77,000	77,000

Total asset-backed securities (cost $133,000)				$133,000

CORPORATE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			$50,000	$49,125

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			10,000	7,275

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			16,000	11,040

Total corporate bonds and notes (cost $72,708)				$67,440

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$192,500	$8

Barclays Bank PLC

2.055/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.055		60,400	536

Citibank, N.A.

2.12/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.12		60,400	774

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		90,100	32

Credit Suisse International

2.07125/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.07125		90,600	863

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		8,100	514

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		8,100	300

(2.42875)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.42875		90,600	19

Goldman Sachs International

2.155/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.155		120,800	1,635

2.0775/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.0775		120,800	1,503

0.90/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.90		321,700	885

1.992/3 month USD-LIBOR-BBA/Oct-25	Oct-15/1.992		120,800	726

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		25,450	506

(2.234)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.234		120,800	204

(2.5025)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.5025		120,800	117

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		90,100	25

(2.49)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.49		120,800	—

JPMorgan Chase Bank N.A.

2.0775/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.0775		120,800	1,215

0.98/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.98		141,000	532

Total purchased swap options outstanding (cost $10,561)				$10,394

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Sep-16/$168.00		$5,759	$47,213

SPDR S&P 500 ETF Trust (Put)	Aug-16/165.00		5,788	41,484

SPDR S&P 500 ETF Trust (Put)	Jul-16/165.00		5,788	38,276

SPDR S&P 500 ETF Trust (Put)	Jun-16/165.00		5,788	35,742

SPDR S&P 500 ETF Trust (Put)	May-16/163.00		5,759	28,136

SPDR S&P 500 ETF Trust (Put)	Apr-16/170.00		5,767	31,846

United States Oil Fund LP (USO) ETF (Call)	Oct-15/23.00		30,735	1

Total purchased options outstanding (cost $235,727)				$222,698

SHORT-TERM INVESTMENTS (51.9%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.11%(AFF)		Shares	9,635,279	$9,635,279

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	5,659,533	5,659,533

SSgA Prime Money Market Fund Class N 0.09%(P)		Shares	310,000	310,000

U.S. Treasury Bills 0.15%, February 18, 2016(SEGSF)(SEGCCS)			$410,000	409,962

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)			32,000	31,997

U.S. Treasury Bills 0.04%, February 4, 2016(SEG)(SEGSF)(SEGCCS)			336,000	335,978

U.S. Treasury Bills 0.10%, January 21, 2016(SEG)			122,000	121,995

U.S. Treasury Bills 0.10%, January 14, 2016(SEGCCS)			31,000	30,999

U.S. Treasury Bills 0.01%, October 8, 2015(SEG)			40,000	40,000

U.S. Treasury Bills 0.01%, October 1, 2015			485,000	485,000

Total short-term investments (cost $17,060,463)				$17,060,743

TOTAL INVESTMENTS

Total investments (cost $40,098,255)(b)				$39,591,518

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $3,854,223) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$29,310	$30,513	$(1,203)
	Australian Dollar	Sell	10/21/15	29,309	29,853	544
	British Pound	Buy	12/16/15	17,240	17,451	(211)
	Canadian Dollar	Sell	10/21/15	10,265	10,498	233
	Euro	Sell	12/16/15	51,689	52,346	657
	Mexican Peso	Buy	10/21/15	24,960	26,775	(1,815)
	New Taiwan Dollar	Sell	11/18/15	36,466	36,708	242
	New Zealand Dollar	Sell	10/21/15	1	409	408
	Norwegian Krone	Buy	12/16/15	2,793	2,885	(92)
	Swedish Krona	Sell	12/16/15	42,023	41,796	(227)
Barclays Bank PLC
	Australian Dollar	Buy	10/21/15	41,649	42,681	(1,032)
	Australian Dollar	Sell	10/21/15	41,649	43,425	1,776
	British Pound	Buy	12/16/15	80,604	81,585	(981)
	Canadian Dollar	Buy	10/21/15	74,702	75,980	(1,278)
	Canadian Dollar	Sell	10/21/15	74,702	76,366	1,664
	Euro	Buy	12/16/15	39,606	40,514	(908)
	Japanese Yen	Buy	11/18/15	3,946	3,102	844
	Mexican Peso	Buy	10/21/15	35,904	38,218	(2,314)
	New Zealand Dollar	Buy	10/21/15	36,389	36,478	(89)
	Norwegian Krone	Sell	12/16/15	36,406	37,589	1,183
	Singapore Dollar	Sell	11/18/15	4,560	5,253	693
	Swedish Krona	Sell	12/16/15	23,148	22,928	(220)
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	12,551	13,640	(1,089)
	Australian Dollar	Sell	10/21/15	12,551	12,535	(16)
	British Pound	Sell	12/16/15	14,820	15,000	180
	Canadian Dollar	Sell	10/21/15	37,988	39,460	1,472
	Chilean Peso	Buy	10/21/15	889	957	(68)
	Chilean Peso	Sell	10/21/15	889	877	(12)
	Euro	Sell	12/16/15	67,241	68,075	834
	Japanese Yen	Buy	11/18/15	52,091	50,386	1,705
	Mexican Peso	Buy	10/21/15	22,662	24,325	(1,663)
	New Zealand Dollar	Buy	10/21/15	4,341	4,551	(210)
	New Zealand Dollar	Sell	10/21/15	4,341	4,327	(14)
	Norwegian Krone	Buy	12/16/15	16,637	17,202	(565)
	Swedish Krona	Sell	12/16/15	28,665	28,539	(126)
Credit Suisse International
	Australian Dollar	Buy	10/21/15	28,958	31,470	(2,512)
	Australian Dollar	Sell	10/21/15	28,958	30,255	1,297
	British Pound	Buy	12/16/15	50,661	51,276	(615)
	Canadian Dollar	Buy	10/21/15	37,613	39,753	(2,140)
	Canadian Dollar	Sell	10/21/15	37,613	37,962	349
	Euro	Sell	12/16/15	86,373	87,452	1,079
	Japanese Yen	Buy	11/18/15	127,440	123,392	4,048
	New Zealand Dollar	Buy	10/21/15	4,724	3,917	807
	Norwegian Krone	Sell	12/16/15	26,551	27,440	889
	Singapore Dollar	Buy	11/18/15	1,614	1,127	487
	Swedish Krona	Buy	12/16/15	31,849	31,703	146
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	23,279	25,282	(2,003)
	Australian Dollar	Sell	10/21/15	23,279	23,251	(28)
	British Pound	Sell	12/16/15	209,299	211,834	2,535
	Canadian Dollar	Sell	10/21/15	28,322	30,068	1,746
	Euro	Buy	12/16/15	224	227	(3)
	New Zealand Dollar	Buy	10/21/15	10,342	10,308	34
	New Zealand Dollar	Sell	10/21/15	10,342	10,842	500
	Norwegian Krone	Sell	12/16/15	19,816	20,484	668
	Polish Zloty	Sell	12/16/15	25,654	25,688	34
	Swedish Krona	Sell	12/16/15	26,032	25,926	(106)
Goldman Sachs International
	Australian Dollar	Buy	10/21/15	33,726	34,603	(877)
	Australian Dollar	Sell	10/21/15	33,726	35,256	1,530
	British Pound	Buy	12/16/15	30,851	31,226	(375)
	Canadian Dollar	Sell	10/21/15	15,510	17,174	1,664
	Euro	Buy	12/16/15	1,007	1,020	(13)
	Japanese Yen	Sell	11/18/15	249,922	242,594	(7,328)
	New Zealand Dollar	Buy	10/21/15	15,003	14,953	50
	New Zealand Dollar	Sell	10/21/15	15,003	15,729	726
	Norwegian Krone	Sell	12/16/15	23,477	24,267	790
	Swedish Krona	Buy	12/16/15	15,919	15,733	186
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	8,695	9,443	(748)
	Australian Dollar	Sell	10/21/15	8,695	8,684	(11)
	British Pound	Sell	12/16/15	4,991	5,051	60
	Canadian Dollar	Buy	10/21/15	28,697	29,103	(406)
	Canadian Dollar	Sell	10/21/15	28,697	30,334	1,637
	Euro	Buy	12/16/15	37,592	38,060	(468)
	Japanese Yen	Buy	11/18/15	50,968	49,308	1,660
	New Zealand Dollar	Buy	10/21/15	9,321	9,773	(452)
	New Zealand Dollar	Sell	10/21/15	9,321	9,289	(32)
	Swedish Krona	Sell	12/16/15	7,983	7,951	(32)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	40,387	42,005	(1,618)
	Australian Dollar	Sell	10/21/15	40,387	42,113	1,726
	British Pound	Buy	12/16/15	31,607	31,997	(390)
	Canadian Dollar	Sell	10/21/15	21,204	21,096	(108)
	Euro	Buy	12/16/15	30,096	30,767	(671)
	Japanese Yen	Buy	11/18/15	3,353	1,465	1,888
	Mexican Peso	Buy	10/21/15	9,191	11,154	(1,963)
	New Taiwan Dollar	Sell	11/18/15	24,677	25,586	909
	New Zealand Dollar	Buy	10/21/15	11,173	9,629	1,544
	Norwegian Krone	Sell	12/16/15	34,693	36,011	1,318
	Singapore Dollar	Buy	11/18/15	4,841	4,464	377
	South Korean Won	Buy	11/18/15	159	266	(107)
	Swedish Krona	Sell	12/16/15	2,107	2,097	(10)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/21/15	54,411	54,701	(290)
	Australian Dollar	Sell	10/21/15	54,411	56,655	2,244
	British Pound	Buy	12/16/15	14,366	14,316	50
	Canadian Dollar	Buy	10/21/15	77,924	79,800	(1,876)
	Canadian Dollar	Sell	10/21/15	77,924	79,818	1,894
	Euro	Sell	12/16/15	13,762	13,680	(82)
	Japanese Yen	Sell	11/18/15	42,030	42,374	344
	New Zealand Dollar	Buy	10/21/15	8,619	8,514	105
	Norwegian Krone	Buy	12/16/15	9,222	9,505	(283)
	Singapore Dollar	Sell	11/18/15	4,631	5,224	593
	South Korean Won	Buy	11/18/15	3,248	3,031	217
	Swedish Krona	Sell	12/16/15	48,318	47,706	(612)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	27,836	30,253	(2,417)
	Australian Dollar	Sell	10/21/15	27,836	27,794	(42)
	Brazilian Real	Buy	10/2/15	25,678	31,231	(5,553)
	Brazilian Real	Sell	10/2/15	25,678	28,620	2,942
	British Pound	Buy	12/16/15	83,932	84,948	(1,016)
	Canadian Dollar	Sell	10/21/15	7,118	8,741	1,623
	Chilean Peso	Buy	10/21/15	25,836	27,748	(1,912)
	Chilean Peso	Sell	10/21/15	25,836	27,528	1,692
	Euro	Buy	12/16/15	28,306	28,659	(353)
	Hungarian Forint	Buy	12/16/15	26,113	25,982	131
	Israeli Shekel	Buy	10/21/15	153	152	1
	Israeli Shekel	Sell	10/21/15	153	159	6
	Japanese Yen	Sell	11/18/15	11,631	10,600	(1,031)
	New Zealand Dollar	Buy	10/21/15	18,578	18,522	56
	New Zealand Dollar	Sell	10/21/15	18,578	19,478	900
	Norwegian Krone	Buy	12/16/15	1,267	1,310	(43)
	Singapore Dollar	Buy	11/18/15	7,296	6,557	739
	Swedish Krona	Sell	12/16/15	11,813	11,765	(48)
UBS AG
	Canadian Dollar	Buy	10/21/15	24,501	24,669	(168)
	Canadian Dollar	Sell	10/21/15	24,501	24,721	220
	New Zealand Dollar	Buy	10/21/15	15,641	15,485	156
	New Zealand Dollar	Sell	10/21/15	15,641	15,587	(54)
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	14,935	17,871	(2,936)
	British Pound	Buy	12/16/15	43,554	44,082	(528)
	Canadian Dollar	Buy	10/21/15	14,611	14,539	72
	Canadian Dollar	Sell	10/21/15	14,611	15,514	903
	Euro	Buy	12/16/15	15,999	16,198	(199)
	Japanese Yen	Sell	11/18/15	43,769	43,313	(456)
	New Zealand Dollar	Buy	10/21/15	22,153	23,229	(1,076)
	New Zealand Dollar	Sell	10/21/15	22,153	22,364	211
	South Korean Won	Sell	11/18/15	303	195	(108)

Total						$(14)

FUTURES CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	10	$345,388	Dec-15	$(8,590)
S&P 500 Index E-Mini (Short)	18	1,717,830	Dec-15	3,182
S&P Mid Cap 400 Index E-Mini (Long)	7	954,030	Dec-15	(28,103)
Tokyo Price Index (Long)	1	$117,659	Dec-15	(3,680)
U.S. Treasury Bond 30 yr (Long)	1	157,344	Dec-15	2,242
U.S. Treasury Bond Ultra 30 yr (Short)	1	160,406	Dec-15	(1,363)
U.S. Treasury Note 2 yr (Short)	1	219,031	Dec-15	(346)
U.S. Treasury Note 5 yr (Short)	7	843,609	Dec-15	(6,343)
U.S. Treasury Note 10 yr (Long)	5	643,672	Dec-15	8,006
U.S. Treasury Note 10 yr (Short)	3	386,203	Dec-15	(4,941)

Total				$(39,936)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/15 (premiums $51,347) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	$192,500	$2
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	48,125	10
Barclays Bank PLC

(2.235)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.235	30,200	626
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	90,100	7
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	90,100	14
(2.31)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.31	30,200	816
Credit Suisse International

2.25/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.25	45,300	60
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	8,100	825
(2.25)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.25	45,300	990
Goldman Sachs International

2.3225/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.3225	60,400	1
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	180,200	16
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	25,450	109
2.29/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	60,400	208
2.113/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.113	60,400	266
(0.725)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.725	321,700	370
(0.8125)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.8125	321,700	595
(2.113)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.113	60,400	733
(2.29)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	60,400	1,555
(2.3225)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.3225	60,400	1,721
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.83	141,000	275
(0.905)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.905	141,000	393
(2.2625)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.2625	60,400	1,388
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	229,000	29,716

Total			$40,696

WRITTEN OPTIONS OUTSTANDING at 9/30/15 (premiums $57,399) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Oct-15/$201.50	$13,654	$9,179
SPDR S&P 500 ETF Trust (Call)	Oct-15/201.50	5,354	2,313
SPDR S&P 500 ETF Trust (Call)	Oct-15/205.00	4,371	330
SPDR S&P 500 ETF Trust (Call)	Oct-15/204.50	5,019	112
SPDR S&P 500 ETF Trust (Call)	Oct-15/202.00	5,294	17
United States Oil Fund LP (USO) ETF (Call)	Oct-15/15.50	79,034	17,388

Total			$29,339

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$13,300	$(326)	$36
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	13,300	(338)	(14)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	28,600	(189)	(57)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	57,100	(401)	(137)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	13,300	(354)	(157)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	13,300	(372)	(199)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	58,300	386	301
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	58,300	373	275
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	57,100	175	(36)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	114,200	365	(54)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	58,300	336	(184)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	58,300	332	(254)

Total			$(13)	$(480)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/15 (proceeds receivable $3,095,078) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, October 1, 2045	$2,000,000	10/14/15	$2,085,938
Federal National Mortgage Association, 3s, October 1, 2045	1,000,000	10/14/15	1,013,281

Total			$3,099,219

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$31,000		$(161)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$6
	31,000		424	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(692)
	31,000		(273)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	498
	3,201,000	(E)	16,741	12/16/17	1.25%	3 month USD-LIBOR-BBA	(7,824)
	489,000	(E)	2,963	12/16/25	2.35%	3 month USD-LIBOR-BBA	(9,920)
	45,300		375	9/29/25	2.235%	3 month USD-LIBOR-BBA	(575)
	15,100		301	9/29/45	2.703%	3 month USD-LIBOR-BBA	(273)
	1,190,000	(E)	2,549	12/16/20	1.70%	3 month USD-LIBOR-BBA	(10,164)
	259,000	(E)	274	12/16/45	3 month USD-LIBOR-BBA	2.70%	8,581

	Total		$23,193	$(20,363)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$13,904	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(127)
	13,904	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(127)
baskets	39,961	—	5/31/16	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF6) of common stocks	(194,889)
units	981	—	5/31/16	3 month USD-LIBOR-BBA minus 7 bp	Russell 1000 Total Return Index	158,857
units	44	—	5/31/16	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	7,125
Barclays Bank PLC
	$2,691	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23)
	6,774	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(62)
	19,996	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(170)
	12,921	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(110)
	14,185	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(105)
	9,644	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	124
	20,283	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(144)
Citibank, N.A.
	8,913	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(82)
baskets	9	—	12/17/15	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	(42,869)
baskets	9,924	—	11/10/15	3 month USD-LIBOR-BBA minus 0.45%	A basket (CGPUTS39) of common stocks	(12,580)
BRL	13	—	10/14/15	0.00%	Bovespa October'15 Futures	36,886
units	1,562	—	3/18/16	3 month USD-LIBOR-BBA minus 0.15%	MSCI Emerging Markets TR Net USD	24,997
units	198	—	12/17/15	3 month USD-LIBOR-BBA plus 0.15%	Russell 1000 Total Return Index	45,025
units	9	—	12/17/15	3 month USD-LIBOR-BBA plus 0.15%	Russell 1000 Total Return Index	2,047
Credit Suisse International
	$406,261	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	726
	22,457	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(190)
	23,278	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	299
	20,286	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	261
	104,288	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(884)
	112,552	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(832)
	33,199	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(246)
	17,004	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(126)
	39,677	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(293)
	62,201	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(441)
	71,667	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(508)
	54,088	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(383)
	36,008	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(330)
Deutsche Bank AG
baskets	9,029	—	8/8/16	3 month USD-LIBOR-BBA minus 0.45%	A basket (DBCTPS9P) of common stocks	110,414
baskets	9,029	—	8/8/16	(3 month USD-LIBOR-BBA plus 0.31%)	A basket (DBCTPL9P) of common stocks	(114,032)
Goldman Sachs International
	$6,280	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(55)
	6,280	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(55)
	2,910	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(26)
	34,582	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(317)
	25,118	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(218)
	9,868	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(86)
	35,652	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(327)
	34,253	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	440
	33,199	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(246)
baskets	35,462	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	(148,894)
units	17,585	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	110
JPMorgan Chase Bank N.A.
	$11,409	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(105)
	35,295	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(323)
	34,253	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	440
	8,605	—	1/25/16	3 month USD-LIBOR-BBA minus 0.70%	Vanguard Index Funds - MSCI Emerging Markets ETF	(708)
baskets	34,488	—	4/25/16	3 month USD-LIBOR-BBA minus 0.44%	A basket (JPCMPTSH) of common stocks	96,717
UBS AG
units	5,794	—	8/19/15	1 month USD-LIBOR-BBA minus 0.25%	MSCI Emerging Markets TR Net USD	57,313

Total		$—	$20,868

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$68	$1,000	5/11/63	300 bp	$43
	CMBX NA BBB- Index	BBB-/P	121	2,000	5/11/63	300 bp	69
	CMBX NA BBB- Index	BBB-/P	228	4,000	5/11/63	300 bp	125
	CMBX NA BBB- Index	BBB-/P	247	4,000	5/11/63	300 bp	144
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	887	8,000	5/11/63	300 bp	680
	CMBX NA BBB- Index	BBB-/P	157	28,000	1/17/47	300 bp	(1,405)
	Credit Suisse International
	CMBX NA BB Index	—	(1,889)	107,000	5/11/63	(500 bp)	1,810
	CMBX NA BBB- Index	BBB-/P	854	59,000	5/11/63	300 bp	(668)
	CMBX NA BBB- Index	BBB-/P	3,113	237,000	5/11/63	300 bp	(3,002)
	CMBX NA BBB- Index	BBB-/P	4,612	421,000	5/11/63	300 bp	(6,250)
	CMBX NA BBB- Index	BBB-/P	1,511	26,000	1/17/47	300 bp	—
	CMBX NA BBB- Index	BBB-/P	12,726	371,000	1/17/47	300 bp	(7,976)
	CMBX NA BBB- Index	BBB-/P	31,107	874,000	1/17/47	300 bp	(17,662)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(21)	3,000	5/11/63	300 bp	(98)
	CMBX NA BBB- Index	BBB-/P	(132)	29,000	5/11/63	300 bp	(881)
	CMBX NA BBB- Index	BBB-/P	102	39,000	5/11/63	300 bp	(905)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(418)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(418)
	CMBX NA BBB- Index	BBB-/P	68	16,000	1/17/47	300 bp	(824)
	CMBX NA BBB- Index	BBB-/P	57	16,000	1/17/47	300 bp	(836)
	CMBX NA BBB- Index	BBB-/P	57	16,000	1/17/47	300 bp	(836)
	CMBX NA BBB- Index	BBB-/P	209	21,000	1/17/47	300 bp	(963)
	CMBX NA BBB- Index	BBB-/P	118	30,000	1/17/47	300 bp	(1,556)
	CMBX NA BBB- Index	BBB-/P	35	32,000	1/17/47	300 bp	(1,751)
	CMBX NA BBB- Index	BBB-/P	343	44,000	1/17/47	300 bp	(2,113)
	CMBX NA BBB- Index	BBB-/P	449	53,000	1/17/47	300 bp	(2,508)
	CMBX NA BBB- Index	BBB-/P	1,699	63,000	1/17/47	300 bp	(1,817)
	CMBX NA BB Index	—	(249)	29,000	5/11/63	(500 bp)	754
	CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	150
	CMBX NA BB Index	—	51	5,000	5/11/63	(500 bp)	224
	CMBX NA BB Index	—	(53)	5,000	5/11/63	(500 bp)	120
	CMBX NA BB Index	—	67	4,000	5/11/63	(500 bp)	206
	CMBX NA BB Index	—	5	4,000	5/11/63	(500 bp)	143
	CMBX NA BB Index	—	68	3,000	5/11/63	(500 bp)	172
	CMBX NA BB Index	—	(10)	5,000	1/17/47	(500 bp)	254
	CMBX NA BBB- Index	—	(145)	16,000	5/11/63	(300 bp)	268
	CMBX NA BBB- Index	BBB-/P	(3)	1,000	5/11/63	300 bp	(28)
	CMBX NA BBB- Index	BBB-/P	(33)	3,000	5/11/63	300 bp	(110)
	CMBX NA BBB- Index	BBB-/P	(40)	5,000	5/11/63	300 bp	(169)
	CMBX NA BBB- Index	BBB-/P	30	5,000	5/11/63	300 bp	(99)
	CMBX NA BBB- Index	BBB-/P	(47)	5,000	5/11/63	300 bp	(176)
	CMBX NA BBB- Index	BBB-/P	(50)	5,000	5/11/63	300 bp	(179)
	CMBX NA BBB- Index	BBB-/P	(50)	5,000	5/11/63	300 bp	(179)
	CMBX NA BBB- Index	BBB-/P	(24)	6,000	5/11/63	300 bp	(179)
	CMBX NA BBB- Index	BBB-/P	91	8,000	5/11/63	300 bp	(115)
	CMBX NA BBB- Index	BBB-/P	232	11,000	1/17/47	300 bp	(382)
	CMBX NA BBB- Index	BBB-/P	485	16,000	1/17/47	300 bp	(408)
	CMBX NA BBB- Index	BBB-/P	354	46,000	1/17/47	300 bp	(2,212)
	CMBX NA BBB- Index	BBB-/P	724	94,000	1/17/47	300 bp	(4,521)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(528)	22,000	5/11/63	(300 bp)	45
	CMBX NA BBB- Index	—	(283)	11,000	5/11/63	(300 bp)	3
	CMBX NA BBB- Index	BBB-/P	609	11,000	1/17/47	300 bp	(8)
	CMBX NA BBB- Index	BBB-/P	1,160	22,000	1/17/47	300 bp	(73)

	Total		$59,087	$(56,515)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$4,726	$6,200,000	12/20/20	500 bp	$6,982

	Total		$4,726	$6,982

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $32,880,837.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $40,124,328, resulting in gross unrealized appreciation and depreciation of $585,245 and $1,118,055, respectively, or net unrealized depreciation of $532,810.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$11,351,527	$1,716,248	$3,772	$9,635,279
	Putnam Short Term Investment Fund*	4,564,958	9,556,441	8,461,866	2,089	5,659,533
	Totals	$4,564,958	$20,907,968	$10,178,114	$5,861	$15,294,812
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $14,266,186 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $28,477 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $326,128 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $240,952 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$170,004	$95,831	$—
Capital goods	540,188	26,577	—
Communication services	185,941	127,034	—
Conglomerates	—	36,072	—
Consumer cyclicals	878,972	150,677	—
Consumer staples	837,447	160,213	—
Energy	432,485	66,556	—
Financials	1,283,520	509,245	—
Health care	953,584	36,735	—
Technology	1,225,288	250,065	—
Transportation	146,922	119,015	—
Utilities and power	230,179	150,142	—
Total common stocks	6,884,530	1,728,162	—
Asset-backed securities	$—	$—	$133,000
Commodity linked notes	$—	$1,767,692	$—
Corporate bonds and notes	—	67,440	—
Foreign government and agency bonds and notes	—	406,102	—
Investment companies	—	—	—
Mortgage-backed securities	1,532,175	2,694,247	376,968
Purchased options outstanding	—	222,698	—
Purchased swap options outstanding	—	10,394	—
U.S. government and agency mortgage obligations	—	6,187,500	—
U.S. treasury obligations	—	255,889	—
Warrants	—	263,978	—
Short-term investments	15,604,812	1,455,931	—

Totals by level	$24,021,517	$15,060,033	$509,968

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(14)	$—
Futures contracts	(39,936)	—	—
Written options outstanding	—	(29,339)	—
Written swap options outstanding	—	(40,696)	—
Forward premium swap option contracts	—	(480)	—
TBA sale commitments	—	(3,099,219)	—
Interest rate swap contracts	—	(43,556)	—
Total return swap contracts	—	20,868	—
Credit default contracts	—	(113,346)	—

Totals by level	$(39,936)	$(3,305,782)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of December 31, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of September 30, 2015

Asset-backed securities	$—	$—	$—	$—	$133,000	$—	$—	—	$133,000
Mortgage-backed securities	$—	(3,818)	—	(412)	358,307	—	22,891	—	$376,968

Totals:	$—	$(3,818)	$—	$(412)	$491,307	$—	$22,891	$—	$509,968

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote” if it's an MBS or ABS that's in the lvl 3 transfer. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $412 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Level 3 securities, which are fair valued by Putnam, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$9,429	$122,775
Foreign exchange contracts	58,218	58,232
Equity contracts	1,029,349	583,684
Interest rate contracts	32,789	114,523

Total	$1,129,785	$879,214

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$39,000
Purchased swap option contracts (contract amount)		$1,900,000
Written equity option contracts (contract amount)		$54,000
Written swap option contracts (contract amount)		$2,200,000
Futures contracts (number of contracts)		80
Forward currency contracts (contract amount)		$5,800,000
Centrally cleared interest rate swap contracts (notional)		$10,800,000
OTC total return swap contracts (notional)		$29,700,000
OTC credit default contracts (notional)		$2,100,000
Centrally cleared credit default contracts (notional)		$3,700,000
Warrants (number of warrants)		57,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	2,326	—	—	—	—	—	—	—	—	—	—	—	—	2,326
	OTC Total return swap contracts*#	165,982	124	—	108,955	1,286	110,414	550	—	97,157	—	—	—	—	57,313	—	541,781
	OTC Credit default contracts*#	—	—	—	—	3,699	—	2,615	—	—	859	—	—	—	—	—	7,173
	Centrally cleared credit default contracts§	—	—	175,615	—	—	—	—	—	—	—	—	—	—	—	—	175,615
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	10,421	—	—	—	—	10,421
	Forward currency contracts#	2,084	6,160	—	4,191	9,102	5,517	4,946	3,357	7,762	—	—	5,447	8,090	376	1,186	58,218
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	612	—	—	—	—	—	—	612
	Purchased swap options#	8	536	—	806	1,696	—	5,601	—	1,747	—	—	—	—	—	—	10,394
	Purchased options#	—	—	—	107,195	—	1	—	—	115,502	—	—	—	—	—	—	222,698

	Total Assets	$168,074	$6,820	$177,941	$221,147	$15,783	$115,932	$13,712	$3,357	$222,780	$859	$10,421	$5,447	$8,090	$57,689	$1,186	$1,029,238

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	173,808	—	—	—		—	—	—	—	—	—	—	—	173,808
	OTC Total return swap contracts*#	195,143	614	—	55,531	4,233	114,032	150,224	—	1,136	—	—	—	—	—	—	520,913
	OTC Credit default contracts*#	283	1,769	—	—	89,481	—	29,392	—	—	1,850	—	—	—	—	—	122,775
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	12,524	—	—	—	—	12,524
	Forward currency contracts#	3,548	6,822	—	3,763	5,267	2,140	8,593	2,149	4,867	—	—	3,143	12,415	222	5,303	58,232
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	1,092	—	—	—	—	—	—	1,092
	Written swap options#	12	626	—	837	1,875	—	5,574	—	31,772	—	—	—	—	—	—	40,696
	Written options#	—	—	—	11,951	—	17,388	—	—	—	—	—	—	—	—	—	29,339

	Total Liabilities	$198,986	$9,831	$173,808	$72,082	$100,856	$133,560	$193,783	$2,149	$38,867	$1,850	$12,524	$3,143	$12,415	$222	$5,303	$959,379

	Total Financial and Derivative Net Assets	$(30,912)	$(3,011)	$4,133	$149,065	$(85,073)	$(17,628)	$(180,071)	$1,208	$183,913	$(991)	$(2,103)	$2,304	$(4,325)	$57,467	$(4,117)	$69,859
	Total collateral received (pledged)##†	$—	$—	$—	$149,065	$—	$—	$(180,071)	$—	$183,913	$—	$—	$—	$—	$28,477	$—
	Net amount	$(30,912)	$(3,011)	$4,133	$—	$(85,073)	$(17,628)	$—	$1,208	$—	$(991)	$(2,103)	$2,304	$(4,325)	$28,990	$(4,117)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015